Income Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations

The components of the income tax benefit from continuing operations are:

	Six Months Ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Current	$-	$9,492
Deferred	(79,488)	11,842
Total income tax (benefit) expense	$(79,488)	$21,334

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	Six Months Ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Net loss before income tax benefit from continuing operations	$(3,169,032)	$(912,941)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(792,258)	(228,235)

Effect of income tax rate differences in jurisdictions other than the PRC	219,352	159,490
Expenses not deductible for tax purpose and non-taxable income	446,514	122,386
Additional deduction of R&D expenses	(23,719)	(22,507)
Effect of preferential tax rates	1,322	(12,261)
Effect of utilization of tax loss carried forward	305	2,461
Effect on valuation allowance	68,996	-
Income tax (benefit) expense	$(79,488)	$21,334

Schedule of Deferred Tax Asset and Liability

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2024 and March 31, 2025 was as follows:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Deferred tax assets:
Tax loss carry forwards	$182,690	$158,050
Other-than-temporary impairment	780,249	754,540
Credit loss allowance	21,997	26,425
Reserve for inventory	6,403	7,558
Less: disposal of a subsidiary	(314)	-
Deferred tax assets, net	$991,025	$946,573